Note 2 - Loans and Allowance for Credit Losses - Troubled Debt Restructuring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Total TDRS	$ 928	$ 1,041
Number of Contracts	0	0	1
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 111
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0	$ 132
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Number of Contracts	0	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Number of Contracts	0	0	1
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 111
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0	$ 132
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Number of Contracts	0	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Number of Contracts	0	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0	$ 0
Commercial, Industrial and Agricultural Portfolio [Member]
Number of Contracts	0	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0	$ 0
Consumer Portfolio Segment [Member]
Number of Contracts	0	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	0	0	$ 0
Performing Financial Instruments [Member]
Total TDRS	778	876
Nonperforming Financial Instruments [Member]
Total TDRS	$ 150	$ 165